Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Balance Sheet Information Related To Operating Leases

The balance sheet information related to our operating leases were as follows as of December 31, 2019:

	Classification on the Consolidated Balance Sheet	December 31, 2019
Assets:
Operating lease	Other assets	$3,273
Liabilities:
Operating lease	Accrued expenses and other liabilities	$3,273

Summary of Cost Components of Operating Leases

The cost components of our operating leases were as follows for the period ended December 31, 2019:

December 31, 2019
Lease cost
Operating lease cost	$429
Short-term lease cost	262
Sublease income	(49)
Total lease cost	$642

Summary of Maturity of Operating Lease Liabilities

Maturities of our lease liabilities for all operating leases for each of the next five years and thereafter is as follows:

2020	$511
2021	497
2022	438
2023	430
2024	422
Thereafter	1,381
Total lease payments	$3,679
Less: Imputed Interest	406
Present value of lease liabilities	$3,273
The Company leases certain branch properties, office space and equipment under operating leases. Rent expense was $642, $579, and $558 for 2019, 2018 and 2017, respectively. Rent commitments, before considering renewal options that are generally present, at December 31, 2019 were as follows:

2020	$660
2021	367
2022	293
2023	215
2024	206
Thereafter	595
Total	$2,336

Summary of Weighted Average Remaining Lease Terms And Discount Rates For Operating Leases

The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 31, 2019:

Weighted-average remaining lease term - operating leases (years)	6.25
Weighted-average discount rate - operating leases	2.92%